Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost	¥ 47,033		¥ 47,019
Less: Accumulated depreciation and amortization	(35,196)		(31,844)
Property, equipment and software, net	11,837	$ 1,652	15,175
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	26,520		26,520
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	12,280		12,264
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	3,233		3,233
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost	3,081		3,083
Software Purchased [Member]
Property, Plant and Equipment [Line Items]
Total cost	¥ 1,919		¥ 1,919